Lease obligations	3 Months Ended
Mar. 31, 2025
Lease Obligations
Lease obligations

10.	Lease obligations:

The following table presents the contractual undiscounted cash flows for lease obligations which require the following payments for each period ending March 31:

2026	290
2027	81
2028	16
2029	18
2030	16
$421

The following table presents payments for lease obligations:

	March 31,	March 31,
	2025	2024

Principal payments	$86	$98
Interest payments	12	7
Short-term lease payments	61	74
	$159	$179

The Company also has contractual undiscounted cash flows for short-term and low-value operating leases for equipment and maintenance that are not on the statements of financial position which require the payments of $336 for the twelve months ending March 31, 2026.